INTANGIBLE ASSETS - Consolidated annual amortization flow of the new concessions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INTANGIBLE ASSETS
Consolidated annual amortization flow of the new concessions	R$ 79,980,581	R$ 4,992,176	R$ 785,494
Threshold maximum percentage of volume of energy trading from 2023 considered for amortization		20.00%
Threshold increase in percentage of volume of energy trading considered for amortization	20.00%
Period to reach maximum volume of energy trading considered for amortization	5 years
2023
INTANGIBLE ASSETS
Consolidated annual amortization flow of the new concessions	R$ 1,379,845
2024
INTANGIBLE ASSETS
Consolidated annual amortization flow of the new concessions	1,692,644
2025
INTANGIBLE ASSETS
Consolidated annual amortization flow of the new concessions	2,005,443
2026
INTANGIBLE ASSETS
Consolidated annual amortization flow of the new concessions	2,318,242
2027 to 2051
INTANGIBLE ASSETS
Consolidated annual amortization flow of the new concessions	2,631,042
2052
INTANGIBLE ASSETS
Consolidated annual amortization flow of the new concessions	R$ 1,315,521